Employee costs and share plans for employees	12 Months Ended
Dec. 31, 2025
Employee costs and share plans for employees
Employee costs and share plans for employees

29 Employee costs and share plans for employees

Employee costs

The monthly average number of people, to the nearest hundred, employed by the Group is set out in the table below. In accordance with the Companies Act 2006, this includes part-time employees.

	2025	2024	2023
Employees
UK	10,600	11,100	10,700
Rest of Europe	26,900	25,500	23,000
The Americas	25,200	24,700	22,400
Asia, Africa & Australasia	32,400	31,600	30,300
Continuing operations	95,100	92,900	86,400

Geographical distribution described in the table above is by location of legal entity employing staff. Certain staff will undertake some or all of their activity in a different location.

The number of people employed by the Group at the end of 2025 was 96,100 (2024: 94,300; 2023: 89,900).

The costs incurred during the year in respect of these employees were:

	2025	2024	2023
	$m	$m	$m
Wages and salaries	10,974	10,340	9,341
Social security costs	1,348	1,224	1,100
Pension costs	618	614	537
Other employment costs	1,608	1,531	1,357
Total	14,548	13,709	12,335

Severance costs of $190m are not included above (2024: $283m; 2023: $123m).

The charge for share-based payments in respect of share plans is $719m (2024: $660m; 2023: $579m). During 2025, payments totalling $521m (2024: $81m) made to the EBT for the purchase of shares are recognised within financing cashflows. Prior to an amendment to the EBT on 10 June 2024, after which AstraZeneca obtained control and commenced consolidation of the EBT, $354m of payments to the EBT were recognised during 2024 within operating cash flows. The plans are equity settled.

Bonus and share plans

US

In the US, there are two employee short-term, cash settled, performance bonus plans in operation. In addition, the AstraZeneca Performance Share Plan and the AstraZeneca Global Restricted Share Plan, which are both equity settled, operate in respect of relevant employees in the US.

UK

The AstraZeneca UK Performance Bonus Plan

Employees of participating AstraZeneca UK companies are invited to participate in this cash settled bonus plan.

The AstraZeneca UK All-Employee Share Plans

AstraZeneca Share Incentive Plan (SIP)

The Company offers UK employees the opportunity to buy Partnership Shares (Ordinary Shares). Employees may invest up to £150 a month to purchase Partnership Shares in the Company at the current market value. One Matching Share is awarded for every four Partnership Shares purchased. Partnership Shares and Matching Shares are held in the HM Revenue & Customs (HMRC)-approved All-Employee Share Plan. New shares are issued for the purposes of the All-Employee Share Plan.

AstraZeneca Sharesave Plan

The Company provides UK employees with the opportunity to participate in the HMRC-approved Sharesave Plan. Employees can choose between a 3-year or 5-year savings contract, allowing them to contribute a minimum of £5 and a maximum of £500 per month. At the end of the savings term, participants have the option to purchase AstraZeneca shares at a predetermined share price.

Sweden

Bonuses are paid 50% into a fund investing in AstraZeneca equities and 50% in cash, with the exception of certain senior management who are paid 100% in cash.

Other bonus and share plans that operate across the Group are described below.

The AstraZeneca Executive Annual Bonus Scheme

This scheme is a performance bonus scheme for Directors and senior employees who do not participate in the AstraZeneca UK Performance Bonus Plan. Annual bonuses are paid in cash and reflect both corporate and individual performance measures. The Remuneration Committee has discretion to reduce or withhold bonuses if business performance falls sufficiently short of expectations in any year such as to make the payment of bonuses inappropriate.

The AstraZeneca Deferred Bonus Plan

A portion of the bonus earned under the AstraZeneca Executive Annual Bonus Scheme is deferred into AstraZeneca shares in the Company for a period of three years. The plan currently operates only in respect of Executive Directors and members of the SET (with awards granted as AstraZeneca ADRs for members of the SET employed within the US). Awards of shares under this plan are typically made in March each year.

The AstraZeneca Performance Share Plan

This plan was approved by shareholders in 2020 for a period of 10 years, and subsequently amended by approval of shareholders in 2021 and 2024. Generally, awards can be granted at any time, but not during a closed period of the Company. Awards granted under the plan vest after three years, or in the case of Executive Directors and members of the SET, after an additional two-year holding period, and is subject to the achievement of performance conditions. For awards granted to all participants in 2025, vesting is subject to a combination of measures focused on science and innovation, revenue growth, financial performance and carbon reduction. The Remuneration Committee has responsibility for agreeing any awards under the plan and for setting the policy for the way in which the plan should be operated, including agreeing performance targets and which employees should be eligible to participate.

The AstraZeneca Global Restricted Stock Plan

The Global Restricted Stock Plan (GRSP) was introduced in 2010. This plan provides for the grant of restricted stock unit (RSU) awards to selected below SET-level employees and is used in conjunction with the AstraZeneca Performance Share Plan to provide a mix of RSUs and performance share units (PSUs). Awards typically vest on the third anniversary of the date of grant and are contingent on continued employment with the Company. The Remuneration Committee has responsibility for agreeing any awards under the plan and for setting the policy for the way in which the plan should be operated.

The AstraZeneca Restricted Share Plan

This plan was introduced in 2008 and provides for the grant of restricted stock unit (RSU) awards to key employees, excluding Executive Directors. Awards are made on an ad hoc basis with variable vesting dates. The plan has been used four times in 2025 to make awards to 1,503 employees. The Remuneration Committee has responsibility for agreeing any awards under the plan and for setting the policy for the way in which the plan should be operated.

The AstraZeneca Extended Incentive Plan

This plan was introduced in 2018 and provides for the grant of awards to key employees, excluding Executive Directors. Awards are made on an ad hoc basis and 50% of the award will normally vest on the fifth anniversary of grant, with the balance vesting on the tenth anniversary of grant. The award can be subject to the achievement of performance conditions. The Remuneration Committee has responsibility for agreeing any awards under the plan and for setting the policy for the way in which the plan should be operated, including agreeing performance targets (if any) and which employees should be invited to participate.

Alexion employee share award plan

At acquisition in 2021 Alexion employee share awards were converted into AstraZeneca restricted stock awards that continued to have, and were subject to, the same terms and conditions as applied in the corresponding Alexion awards immediately prior to completion. The fair value at the grant date was $57.54. In 2023 an additional 267,000 shares were issued with a grant date fair value of $65.62 which vested in 2023. During 2023, 2,060,000 shares vested, 531,000 were forfeited/cancelled and the closing balance of these awards as of 31 December 2023 was 3,022,000. During 2024, 2,047,000 shares vested, 156,000 were forfeited and the closing balance of these awards as of 31 December 2024 was 819,000. During 2025, 792,000 shares vested, 27,000 were forfeited and the closing balance of these awards as of 31 December 2025 was nil. No further awards will be granted under this plan.

Details of share incentive awards outstanding during the year for the main share plans are shown below:

	The AstraZeneca Performance Share Plan		The AstraZeneca Global Restricted Stock Plan			The AstraZeneca Restricted Share Plan		The AstraZeneca Extended Incentive Plan
	Ordinary Shares	ADR Shares	Ordinary Shares	ADR Shares	[1]	Ordinary Shares	ADR Shares	Ordinary Shares	ADR Shares
	ʼ000	ʼ000	ʼ000	ʼ000		ʼ000	ʼ000	ʼ000	ʼ000
Outstanding at 1 January 2023	3,630	5,724	2,469	11,683		233	678	259	195
Granted	976	2,071	1,185	6,343		208	436	71	95
Forfeited	(148)	(437)	(187)	(1,417)		(20)	(59)	(8)	–
Cancelled	–	–	–	(3)		–	–	–	(34)
Exercised	(813)	(1,470)	(570)	(2,738)		(86)	(288)	(107)	(9)
Outstanding at 31 December 2023	3,645	5,888	2,897	13,868		335	767	215	247
Granted	1,064	2,250	1,262	7,014		100	699	–	–
Forfeited	(137)	(400)	(235)	(1,414)		(8)	(57)	(31)	–
Cancelled	(2)	(2)	–	(6)		(1)	–	–	–
Exercised	(999)	(1,586)	(755)	(3,296)		(88)	(352)	(22)	–
Outstanding at 31 December 2024	3,571	6,150	3,169	16,166		338	1,057	162	247
Granted	904	1,974	1,045	6,428		298	386	–	–
Forfeited	(99)	(553)	(250)	(1,616)		(33)	(214)	–	(48)
Exercised	(986)	(1,781)	(1,030)	(4,809)		(114)	(343)	–	–
Outstanding at 31 December 2025	3,390	5,790	2,934	16,169		489	886	162	199

1	Shares issued to Alexion employees under the GRSP are covered under the Alexion employee share award below.

	The AstraZeneca Performance Share Plan			The AstraZeneca Global Restricted Stock Plan		The AstraZeneca Restricted Share Plan		The AstraZeneca Extended Incentive Plan
	WAFV	[1]	WAFV	WAFV	WAFV	WAFV	WAFV	WAFV	WAFV
	pence		$	pence	$	pence	$	pence	$
WAFV of 2023 grants	9929		59.95	10822	65.38	11135	65.37	11,748	74.78
WAFV of 2024 grants	9028		57.99	10085	64.91	11111	75.23	–	–
WAFV of 2025 grants	11054		70.34	11961	75.91	12142	78.96	–	–

1	Weighted average fair value.

The weighted average fair value for awards granted under the AstraZeneca Performance Share Plan is primarily based on the market price at the point of grant adjusted for the market-based performance elements which are valued using a Monte Carlo valuation model. The fair values of all other plans are set using the market price at the point of award. These awards are settled in equity including dividends accumulated from the date of award to vesting.